Finance results	12 Months Ended
Dec. 31, 2017
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Finance results
31	Finance results

	December 31, 2017	December 31, 2016	December 31, 2015
Cost of gross debt
Interest on debt	(1,787,347)	(1,835,474)	(1,287,842)
Monetary and exchange rate variation	(198,858)	865,158	(1,642,998)
Derivatives and fair value measurement	(34,738)	(1,463,395)	1,258,308
Amortization of borrowing costs	(38,886)	(73,832)	—
Discounts obtained from financial operations	—	85,962	—
Guarantees and warranties on debt	(157,512)	(50,819)	(23,708)

	(2,217,341)	(2,472,400)	(1,696,240)
Income from financial investment and exchange rate in cash and cash equivalents	578,611	534,657	345,252

	578,611	534,657	345,252

Cost of debt, net	(1,638,730)	(1,937,743)	(1,350,988)
Other charges and monetary variations
Interest on other receivables	120,030	263,180	170,673
Monetary variation on leases and concessions agreements	(244,198)	(296,118)	(180,311)
Monetary variation on leases	(131,185)	(207,686)	(117,589)
Bank charges and others	(355,195)	(314,014)	(143,445)
Advances on real state credits	(20,171)	(39,671)	(40,392)
Interest on contingencies and contracts	(52,667)	(91,977)	(85,551)
Interest on other liabilities	(409,697)	(414,540)	(470,712)
Interest on shareholders’ equity	(16,883)	(9,448)	(7,578)
Exchange variation	(2,803)	(7,759)	41,427

	(1,112,769)	(1,118,033)	(833,478)

(=) Financial results, net	(2,751,499)	(3,055,776)	(2,184,466)
Finance expense	(3,704,515)	(3,673,356)	(2,637,317)
Finance income	870,739	1,102,918	576,614
Exchange variation	(199,777)	997,109	(746,058)
Derivatives	282,054	(1,482,447)	622,295

Financial results, net	(2,751,499)	(3,055,776)	(2,184,466)